Other disclosures - Level 3 Financial Instruments (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Level 3
Disclosure of detailed information about financial instruments [line items]
Net (loss) gain recognized in profit or loss arising from models whose significant inputs are unobservable market data	€ 11,000	€ (56,000)
Volatility Option Model Valuation Technique | Financial liabilities at fair value, class | Cap&Floor | Minimum
Disclosure of detailed information about financial instruments [line items]
Volatility, liabilities (as a percent)	10.00%
Volatility Option Model Valuation Technique | Financial liabilities at fair value, class | Cap&Floor | Maximum
Disclosure of detailed information about financial instruments [line items]
Volatility, liabilities (as a percent)	90.00%
Volatility Option Model Valuation Technique | Financial liabilities at fair value, class | Cap&Floor | Weighted average
Disclosure of detailed information about financial instruments [line items]
Volatility, liabilities (as a percent)	34.73%
Volatility Option Model Valuation Technique | Unfavourable Scenario | Financial liabilities at fair value, class | Cap&Floor
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ 0
Volatility Option Model Valuation Technique | Favourable Scenario | Financial liabilities at fair value, class | Cap&Floor
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0
Forward Estimation | Financial liabilities at fair value, class | Interest rate swap | Minimum
Disclosure of detailed information about financial instruments [line items]
Prepayment rate, liabilities (as a percent)	6.00%
Forward Estimation | Financial liabilities at fair value, class | Interest rate swap | Maximum
Disclosure of detailed information about financial instruments [line items]
Prepayment rate, liabilities (as a percent)	12.00%
Forward Estimation | Financial liabilities at fair value, class | Interest rate swap | Weighted average
Disclosure of detailed information about financial instruments [line items]
Prepayment rate, liabilities (as a percent)	9.00%
Forward Estimation | Unfavourable Scenario | Financial liabilities at fair value, class | Interest rate swap
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ 0
Forward Estimation | Favourable Scenario | Financial liabilities at fair value, class | Interest rate swap
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0
FX Option Pricing Model | Financial liabilities at fair value, class | Foreign Exchange Option | Minimum
Disclosure of detailed information about financial instruments [line items]
Volatility, liabilities (as a percent)	0.02%
FX Option Pricing Model | Financial liabilities at fair value, class | Foreign Exchange Option | Maximum
Disclosure of detailed information about financial instruments [line items]
Volatility, liabilities (as a percent)	0.134%
FX Option Pricing Model | Financial liabilities at fair value, class | Foreign Exchange Option | Weighted average
Disclosure of detailed information about financial instruments [line items]
Volatility, liabilities (as a percent)	12.26%
FX Option Pricing Model | Unfavourable Scenario | Financial liabilities at fair value, class | Foreign Exchange Option
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ 0
FX Option Pricing Model | Favourable Scenario | Financial liabilities at fair value, class | Foreign Exchange Option
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 10
Option pricing model | Financial liabilities at fair value, class | EQ Option | Minimum
Disclosure of detailed information about financial instruments [line items]
Correlations, liabilities (as a percent)	(100.00%)
Option pricing model | Financial liabilities at fair value, class | EQ Option | Maximum
Disclosure of detailed information about financial instruments [line items]
Correlations, liabilities (as a percent)	100.00%
Option pricing model | Financial liabilities at fair value, class | EQ Option | Weighted average
Disclosure of detailed information about financial instruments [line items]
Correlations, liabilities (as a percent)	100.00%
Option pricing model | Financial liabilities at fair value, class | Property Derivatives | Minimum
Disclosure of detailed information about financial instruments [line items]
Growth rate, liabilities (as a percent)	0.00%
Option pricing model | Financial liabilities at fair value, class | Property Derivatives | Maximum
Disclosure of detailed information about financial instruments [line items]
Growth rate, liabilities (as a percent)	5.00%
Option pricing model | Financial liabilities at fair value, class | Property Derivatives | Weighted average
Disclosure of detailed information about financial instruments [line items]
Growth rate, liabilities (as a percent)	2.50%
Option pricing model | Unfavourable Scenario | Financial liabilities at fair value, class | EQ Option
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (40)
Option pricing model | Unfavourable Scenario | Financial liabilities at fair value, class | Property Derivatives
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	2,800
Option pricing model | Favourable Scenario | Financial liabilities at fair value, class | EQ Option
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	40
Option pricing model | Favourable Scenario | Financial liabilities at fair value, class | Property Derivatives
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 2,800
Financial assets held for trading, category | Cap&Floor | Volatility Option Model Valuation Technique | Minimum
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	10.00%
Financial assets held for trading, category | Cap&Floor | Volatility Option Model Valuation Technique | Maximum
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	90.00%
Financial assets held for trading, category | Cap&Floor | Volatility Option Model Valuation Technique | Weighted average
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	34.73%
Financial assets held for trading, category | Cap&Floor | Volatility Option Model Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ 0
Financial assets held for trading, category | Cap&Floor | Volatility Option Model Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0
Financial assets held for trading, category | CCS | Flow Discounting Method | Minimum
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	(0.007%)
Financial assets held for trading, category | CCS | Flow Discounting Method | Maximum
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	0.70%
Financial assets held for trading, category | CCS | Flow Discounting Method | Weighted average
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	0.66%
Financial assets held for trading, category | CCS | Flow Discounting Method | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (190)
Financial assets held for trading, category | CCS | Flow Discounting Method | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 190
Financial assets held for trading, category | CCS | Forward Estimation | Minimum
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	0.03%
Financial assets held for trading, category | CCS | Forward Estimation | Maximum
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	0.04%
Financial assets held for trading, category | CCS | Forward Estimation | Weighted average
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	0.83%
Financial assets held for trading, category | CCS | Forward Estimation | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (50)
Financial assets held for trading, category | CCS | Forward Estimation | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 60
Financial assets held for trading, category | Convertibility curve - inputs: NDFs Offshore | Forward Estimation | Minimum
Disclosure of detailed information about financial instruments [line items]
Price, assets (as a percent)	0.00%
Financial assets held for trading, category | Convertibility curve - inputs: NDFs Offshore | Forward Estimation | Maximum
Disclosure of detailed information about financial instruments [line items]
Price, assets (as a percent)	2.00%
Financial assets held for trading, category | Convertibility curve - inputs: NDFs Offshore | Forward Estimation | Weighted average
Disclosure of detailed information about financial instruments [line items]
Price, assets (as a percent)	0.61%
Financial assets held for trading, category | Convertibility curve - inputs: NDFs Offshore | Forward Estimation | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (720)
Financial assets held for trading, category | Convertibility curve - inputs: NDFs Offshore | Forward Estimation | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 310
Financial assets held for trading, category | EQ Option | EQ Option Pricing Model | Minimum
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	0.00%
Financial assets held for trading, category | EQ Option | EQ Option Pricing Model | Maximum
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	90.00%
Financial assets held for trading, category | EQ Option | EQ Option Pricing Model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	61.20%
Financial assets held for trading, category | EQ Option | EQ Option Pricing Model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (320)
Financial assets held for trading, category | EQ Option | EQ Option Pricing Model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 670
Financial assets held for trading, category | EQ Option | Local Volatility Valuation Technique | Minimum
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	10.00%
Financial assets held for trading, category | EQ Option | Local Volatility Valuation Technique | Maximum
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	90.00%
Financial assets held for trading, category | EQ Option | Local Volatility Valuation Technique | Weighted average
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	40.00%
Financial assets held for trading, category | EQ Option | Local Volatility Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (2,110)
Financial assets held for trading, category | EQ Option | Local Volatility Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 2,110
Financial assets held for trading, category | Forward Rate Agreement | Asset Swap Model Valuation Technique | Minimum
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	0.00%
Financial assets held for trading, category | Forward Rate Agreement | Asset Swap Model Valuation Technique | Maximum
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	4.00%
Financial assets held for trading, category | Forward Rate Agreement | Asset Swap Model Valuation Technique | Weighted average
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	1.78%
Financial assets held for trading, category | Forward Rate Agreement | Asset Swap Model Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (830)
Financial assets held for trading, category | Forward Rate Agreement | Asset Swap Model Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 660
Financial assets held for trading, category | Interest rate swap | Flow Discounting Method | Minimum
Disclosure of detailed information about financial instruments [line items]
Swap rate, assets (as a percent)	7.40%
Financial assets held for trading, category | Interest rate swap | Flow Discounting Method | Maximum
Disclosure of detailed information about financial instruments [line items]
Swap rate, assets (as a percent)	7.90%
Financial assets held for trading, category | Interest rate swap | Flow Discounting Method | Weighted average
Disclosure of detailed information about financial instruments [line items]
Swap rate, assets (as a percent)	(2.64%)
Financial assets held for trading, category | Interest rate swap | Flow Discounting Method | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (160)
Financial assets held for trading, category | Interest rate swap | Flow Discounting Method | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 70
Financial assets held for trading, category | Interest rate swap | Forward Estimation | Minimum
Disclosure of detailed information about financial instruments [line items]
Prepayment rate, assets (as a percent)	6.00%
Financial assets held for trading, category | Interest rate swap | Forward Estimation | Maximum
Disclosure of detailed information about financial instruments [line items]
Prepayment rate, assets (as a percent)	12.00%
Financial assets held for trading, category | Interest rate swap | Forward Estimation | Weighted average
Disclosure of detailed information about financial instruments [line items]
Prepayment rate, assets (as a percent)	9.00%
Financial assets held for trading, category | Interest rate swap | Forward Estimation | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ 0
Financial assets held for trading, category | Interest rate swap | Forward Estimation | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0
Financial assets held for trading, category | Interest rate swap | Asset Swap Model Valuation Technique | Minimum
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	0.00%
Financial assets held for trading, category | Interest rate swap | Asset Swap Model Valuation Technique | Maximum
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	15.00%
Financial assets held for trading, category | Interest rate swap | Asset Swap Model Valuation Technique | Weighted average
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	10.71%
Financial assets held for trading, category | Interest rate swap | Asset Swap Model Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (60)
Financial assets held for trading, category | Interest rate swap | Asset Swap Model Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 160
Financial assets held for trading, category | Interest rate swap | Prepayment Modelling Valuation Technique | Minimum
Disclosure of detailed information about financial instruments [line items]
Prepayment rate, assets (as a percent)	2.50%
Financial assets held for trading, category | Interest rate swap | Prepayment Modelling Valuation Technique | Maximum
Disclosure of detailed information about financial instruments [line items]
Prepayment rate, assets (as a percent)	6.20%
Financial assets held for trading, category | Interest rate swap | Prepayment Modelling Valuation Technique | Weighted average
Disclosure of detailed information about financial instruments [line items]
Prepayment rate, assets (as a percent)	0.50%
Financial assets held for trading, category | Interest rate swap | Prepayment Modelling Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (130)
Financial assets held for trading, category | Interest rate swap | Prepayment Modelling Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	70
Financial assets held for trading, category | Interest rate swap | Other Valuation Techniques | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	(1,400)
Financial assets held for trading, category | Interest rate swap | Other Valuation Techniques | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 1,400
Financial assets held for trading, category | Foreign Exchange Option | FX Option Pricing Model | Minimum
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	0.00%
Financial assets held for trading, category | Foreign Exchange Option | FX Option Pricing Model | Maximum
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	50.00%
Financial assets held for trading, category | Foreign Exchange Option | FX Option Pricing Model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	32.14%
Financial assets held for trading, category | Foreign Exchange Option | FX Option Pricing Model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (360)
Financial assets held for trading, category | Foreign Exchange Option | FX Option Pricing Model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 650
Financial assets held for trading, category | Inflation Derivatives | Volatility Option Model Valuation Technique | Minimum
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	0.00%
Financial assets held for trading, category | Inflation Derivatives | Volatility Option Model Valuation Technique | Maximum
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	40.00%
Financial assets held for trading, category | Inflation Derivatives | Volatility Option Model Valuation Technique | Weighted average
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	13.29%
Financial assets held for trading, category | Inflation Derivatives | Volatility Option Model Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (430)
Financial assets held for trading, category | Inflation Derivatives | Volatility Option Model Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 220
Financial assets held for trading, category | Inflation Derivatives | Asset Swap Model Valuation Technique | Minimum
Disclosure of detailed information about financial instruments [line items]
Inflation swap rate, assets (as a percent)	(1.00%)
Financial assets held for trading, category | Inflation Derivatives | Asset Swap Model Valuation Technique | Maximum
Disclosure of detailed information about financial instruments [line items]
Inflation swap rate, assets (as a percent)	50.00%
Financial assets held for trading, category | Inflation Derivatives | Asset Swap Model Valuation Technique | Weighted average
Disclosure of detailed information about financial instruments [line items]
Inflation swap rate, assets (as a percent)	83.33%
Financial assets held for trading, category | Inflation Derivatives | Asset Swap Model Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (680)
Financial assets held for trading, category | Inflation Derivatives | Asset Swap Model Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 340
Financial assets held for trading, category | Interest rate futures | Asset Swap Model Valuation Technique | Minimum
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	0.00%
Financial assets held for trading, category | Interest rate futures | Asset Swap Model Valuation Technique | Maximum
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	15.00%
Financial assets held for trading, category | Interest rate futures | Asset Swap Model Valuation Technique | Weighted average
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	5.91%
Financial assets held for trading, category | Interest rate futures | Asset Swap Model Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (990)
Financial assets held for trading, category | Interest rate futures | Asset Swap Model Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 640
Financial assets held for trading, category | Interest rate options | Interest Rate Option Pricing Model | Minimum
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	0.00%
Financial assets held for trading, category | Interest rate options | Interest Rate Option Pricing Model | Maximum
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	100.00%
Financial assets held for trading, category | Interest rate options | Interest Rate Option Pricing Model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	60.47%
Financial assets held for trading, category | Interest rate options | Interest Rate Option Pricing Model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (270)
Financial assets held for trading, category | Interest rate options | Interest Rate Option Pricing Model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 410
Financial assets held for trading, category | Property Derivatives | Option pricing model | Minimum
Disclosure of detailed information about financial instruments [line items]
Growth rate, assets (as a percent)	0.00%
Financial assets held for trading, category | Property Derivatives | Option pricing model | Maximum
Disclosure of detailed information about financial instruments [line items]
Growth rate, assets (as a percent)	5.00%
Financial assets held for trading, category | Property Derivatives | Option pricing model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Growth rate, assets (as a percent)	2.50%
Financial assets held for trading, category | Property Derivatives | Option pricing model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (9,550)
Financial assets held for trading, category | Property Derivatives | Option pricing model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 9,550
Financial assets held for trading, category | Swaption | Interest Rate Option Pricing Model | Minimum
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	0.00%
Financial assets held for trading, category | Swaption | Interest Rate Option Pricing Model | Maximum
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	40.00%
Financial assets held for trading, category | Swaption | Interest Rate Option Pricing Model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Volatility, assets (as a percent)	26.67%
Financial assets held for trading, category | Swaption | Interest Rate Option Pricing Model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (160)
Financial assets held for trading, category | Swaption | Interest Rate Option Pricing Model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 310
Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Black Scholes Model | Minimum
Disclosure of detailed information about financial instruments [line items]
Growth rate, assets (as a percent)	0.00%
Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Black Scholes Model | Maximum
Disclosure of detailed information about financial instruments [line items]
Growth rate, assets (as a percent)	5.00%
Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Black Scholes Model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Growth rate, assets (as a percent)	2.50%
Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Black Scholes Model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (2,330)
Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Black Scholes Model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 2,330
Financial assets designated at fair value through profit or loss, category | Other loans | Flow Discounting Method | Minimum
Disclosure of detailed information about financial instruments [line items]
Credit spreads, assets (as a percent)	0.10%
Financial assets designated at fair value through profit or loss, category | Other loans | Flow Discounting Method | Maximum
Disclosure of detailed information about financial instruments [line items]
Credit spreads, assets (as a percent)	1.40%
Financial assets designated at fair value through profit or loss, category | Other loans | Flow Discounting Method | Weighted average
Disclosure of detailed information about financial instruments [line items]
Credit spreads, assets (as a percent)	0.67%
Financial assets designated at fair value through profit or loss, category | Other loans | Flow Discounting Method | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (260)
Financial assets designated at fair value through profit or loss, category | Other loans | Flow Discounting Method | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 260
Financial assets designated at fair value through profit or loss, category | Government Debt | Flow Discounting Method | Minimum
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	0.00%
Financial assets designated at fair value through profit or loss, category | Government Debt | Flow Discounting Method | Maximum
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	10.00%
Financial assets designated at fair value through profit or loss, category | Government Debt | Flow Discounting Method | Weighted average
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	8.33%
Financial assets designated at fair value through profit or loss, category | Government Debt | Flow Discounting Method | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (5,920)
Financial assets designated at fair value through profit or loss, category | Government Debt | Flow Discounting Method | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 29,580
Financial assets designated at fair value through profit or loss, category | Property Securities | Probability Weighted Present Value Model Growth Rate Approach | Minimum
Disclosure of detailed information about financial instruments [line items]
Growth rate, assets (as a percent)	0.00%
Financial assets designated at fair value through profit or loss, category | Property Securities | Probability Weighted Present Value Model Growth Rate Approach | Maximum
Disclosure of detailed information about financial instruments [line items]
Growth rate, assets (as a percent)	5.00%
Financial assets designated at fair value through profit or loss, category | Property Securities | Probability Weighted Present Value Model Growth Rate Approach | Weighted average
Disclosure of detailed information about financial instruments [line items]
Growth rate, assets (as a percent)	2.50%
Financial assets designated at fair value through profit or loss, category | Property Securities | Probability Weighted Present Value Model Growth Rate Approach | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (1,280)
Financial assets designated at fair value through profit or loss, category | Property Securities | Probability Weighted Present Value Model Growth Rate Approach | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 1,280
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Loans and advances - Customers | Flow Discounting Method | Minimum
Disclosure of detailed information about financial instruments [line items]
Margin of a reference portfolio, assets (as a percent)	(0.01%)
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Loans and advances - Customers | Flow Discounting Method | Maximum
Disclosure of detailed information about financial instruments [line items]
Margin of a reference portfolio, assets (as a percent)	(0.01%)
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Loans and advances - Customers | Flow Discounting Method | Weighted average
Disclosure of detailed information about financial instruments [line items]
Margin of a reference portfolio, assets (as a percent)	1.00%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Loans and advances - Customers | Flow Discounting Method | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (1,380)
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Loans and advances - Customers | Flow Discounting Method | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 3,090
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Corporate Debt | Flow Discounting Method | Minimum
Disclosure of detailed information about financial instruments [line items]
Margin of a reference portfolio, assets (as a percent)	(0.01%)
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Corporate Debt | Flow Discounting Method | Maximum
Disclosure of detailed information about financial instruments [line items]
Margin of a reference portfolio, assets (as a percent)	(0.01%)
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Corporate Debt | Flow Discounting Method | Weighted average
Disclosure of detailed information about financial instruments [line items]
Margin of a reference portfolio, assets (as a percent)	1.00%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Corporate Debt | Flow Discounting Method | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (560)
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Corporate Debt | Flow Discounting Method | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 600
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Equity Instruments | Price Based Valuation Technique | Minimum
Disclosure of detailed information about financial instruments [line items]
Price, assets (as a percent)	90.00%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Equity Instruments | Price Based Valuation Technique | Maximum
Disclosure of detailed information about financial instruments [line items]
Price, assets (as a percent)	110.00%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Equity Instruments | Price Based Valuation Technique | Weighted average
Disclosure of detailed information about financial instruments [line items]
Price, assets (as a percent)	10.00%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Equity Instruments | Price Based Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (105,260)
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Equity Instruments | Price Based Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	105,260
Financial assets measured at fair value through other comprehensive income, category | Loans and advances - Customers | Flow Discounting Method On Credit Spread | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	(3,900)
Financial assets measured at fair value through other comprehensive income, category | Loans and advances - Customers | Flow Discounting Method On Credit Spread | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0
Financial assets measured at fair value through other comprehensive income, category | Loans and advances - Customers | Flow Discounting Method On interest Rate Curve | Minimum
Disclosure of detailed information about financial instruments [line items]
Interest rate curve, assets (as a percent)	(0.001%)
Financial assets measured at fair value through other comprehensive income, category | Loans and advances - Customers | Flow Discounting Method On interest Rate Curve | Maximum
Disclosure of detailed information about financial instruments [line items]
Interest rate curve, assets (as a percent)	0.10%
Financial assets measured at fair value through other comprehensive income, category | Loans and advances - Customers | Flow Discounting Method On interest Rate Curve | Weighted average
Disclosure of detailed information about financial instruments [line items]
Interest rate curve, assets (as a percent)	0.12%
Financial assets measured at fair value through other comprehensive income, category | Loans and advances - Customers | Flow Discounting Method On interest Rate Curve | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (140)
Financial assets measured at fair value through other comprehensive income, category | Loans and advances - Customers | Flow Discounting Method On interest Rate Curve | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 140
Financial assets measured at fair value through other comprehensive income, category | Other loans | Flow Discounting Method | Minimum
Disclosure of detailed information about financial instruments [line items]
Credit spreads, assets (as a percent)	0.10%
Financial assets measured at fair value through other comprehensive income, category | Other loans | Flow Discounting Method | Maximum
Disclosure of detailed information about financial instruments [line items]
Credit spreads, assets (as a percent)	1.40%
Financial assets measured at fair value through other comprehensive income, category | Other loans | Flow Discounting Method | Weighted average
Disclosure of detailed information about financial instruments [line items]
Credit spreads, assets (as a percent)	0.67%
Financial assets measured at fair value through other comprehensive income, category | Other loans | Flow Discounting Method | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (260)
Financial assets measured at fair value through other comprehensive income, category | Other loans | Flow Discounting Method | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 260
Financial assets measured at fair value through other comprehensive income, category | Government Debt | Flow Discounting Method | Minimum
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	1.20%
Financial assets measured at fair value through other comprehensive income, category | Government Debt | Flow Discounting Method | Maximum
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	1.40%
Financial assets measured at fair value through other comprehensive income, category | Government Debt | Flow Discounting Method | Weighted average
Disclosure of detailed information about financial instruments [line items]
Interest rate for currency swap contracts, assets (as a percent)	0.10%
Financial assets measured at fair value through other comprehensive income, category | Government Debt | Flow Discounting Method | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ 0
Financial assets measured at fair value through other comprehensive income, category | Government Debt | Flow Discounting Method | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0
Investments in equity instruments designated at fair value through other comprehensive income | Equity Instruments | Price Based Valuation Technique | Minimum
Disclosure of detailed information about financial instruments [line items]
Price, assets (as a percent)	90.00%
Investments in equity instruments designated at fair value through other comprehensive income | Equity Instruments | Price Based Valuation Technique | Maximum
Disclosure of detailed information about financial instruments [line items]
Price, assets (as a percent)	110.00%
Investments in equity instruments designated at fair value through other comprehensive income | Equity Instruments | Price Based Valuation Technique | Weighted average
Disclosure of detailed information about financial instruments [line items]
Price, assets (as a percent)	10.00%
Investments in equity instruments designated at fair value through other comprehensive income | Equity Instruments | Price Based Valuation Technique | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ (106,400)
Investments in equity instruments designated at fair value through other comprehensive income | Equity Instruments | Price Based Valuation Technique | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 106,400